4. Summary of Significant Accounting Policies: (o) Foreign Currency Translation (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(o) Foreign Currency Translation

(o)Foreign Currency Translation

Monetary assets and liabilities denominated in currencies other than CAD are translated into CAD at the rate of the consolidated financial statements of the Company are prepared in its functional currency, determined on the basis of the primary economic environment in which the entity operates. Given that operations are in Canada, the presentation and functional currency of the Company is the Canadian dollar.

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing at the transaction dates. At each reporting date, monetary items denominated in foreign currencies are translated into the entity’s functional currency at the then prevailing rates and non-monetary items measured at historical cost are translated into the entity’s functional currency at rates in effect at the date the transaction took place.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are included in the consolidated statements of loss and comprehensive loss for the period in which they arise.